Segment reporting (Tables)	6 Months Ended
Jun. 30, 2019
Operating Segments [Abstract]
Schedule Financial Information by Segment

(in thousands of USD)	For the six month period ended				For the six month period ended
	June 30, 2019				June 30, 2018 *

	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total

Revenue	401,936	24,473	(24,473)	401,936	202,746	24,323	(24,321)	202,748

Profit (loss) before income tax	(28,693)	8,464	(803)	(21,032)	(60,168)	9,279	(854)	(51,743)

(in thousands of USD)	June 30, 2019				December 31, 2018

	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total

Non-current assets	3,460,885	141,925	(103,383)	3,499,427	3,564,943	151,258	(109,991)	3,606,210

Current assets	617,010	10,791	(11,187)	616,614	521,536	15,784	(16,179)	521,141

TOTAL ASSETS	4,077,895	152,716	(114,570)	4,116,041	4,086,479	167,042	(126,170)	4,127,351

Equity	2,157,187	38,150	—	2,195,337	2,219,648	40,874	1	2,260,523

Non-current liabilities	1,517,655	88,579	(88,579)	1,517,655	1,579,706	102,118	(102,118)	1,579,706

Current liabilities	403,053	25,987	(25,991)	403,049	287,125	24,050	(24,053)	287,122

TOTAL LIABILITIES	4,077,895	152,716	(114,570)	4,116,041	4,086,479	167,042	(126,170)	4,127,351

* The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.